---------------------------
                                                     |OMB APPROVAL
                                                     |OMB Number: 3235-0570
                                                     |
                                                     |Expires: October 31, 2006
                                                     |
                                                     |Estimated average burden
                                                     |hours per response: 19.3
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-08883
                                       -----------------------------------------

                         The Shepherd Street Funds, Inc.
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        480 Shepherd Street   Winston-Salem, North Carolina    27103
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              John F. Splain, Esq.

   Ultimus Fund Solutions, LLC    135 Merchant Street   Cincinnati, Ohio  45246
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (336) 768-7230
                                                    ----------------

Date of fiscal year end:      September 30, 2004
                          ---------------------------

Date of reporting period:         March 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                           --------------------------
                                    SHEPHERD

     [GRAPHIC OMITTED]               STREET

                                     EQUITY

                                      FUND
                           --------------------------


                      ===================================


                         THE SHEPHERD STREET FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004
                                   (UNAUDITED)


THE SHEPHERD STREET EQUITY FUND
=================================================================================================
                  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                  SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX


[GRAPHIC OMITTED]

           SHEPHERD STREET EQUITY FUND                                S&P 500 INDEX
           ---------------------------                                -------------
     10/1/1998                    10,000                10/1/1998                   10,000
    12/31/1998        20.40%      12,040               12/31/1998       25.06%      12,506
     3/31/1999         0.33%      12,080                3/31/1999        4.98%      13,129
     6/30/1999        13.66%      13,730                6/30/1999        7.05%      14,055
     9/30/1999        -6.48%      12,840                9/30/1999       -6.24%      13,177
    12/31/1999        12.15%      14,400               12/31/1999       14.88%      15,138
     3/31/2000         4.75%      15,085                3/31/2000        2.29%      15,485
     6/30/2000        -0.20%      15,054                6/30/2000       -2.66%      15,073
     9/30/2000         0.07%      15,064                9/30/2000       -0.97%      14,927
    12/31/2000        -4.68%      14,359               12/31/2000       -7.82%      13,759
     3/31/2001        -8.87%      13,085                3/31/2001      -11.86%      12,128
     6/30/2001        11.03%      14,529                6/30/2001        5.85%      12,837
     9/30/2001       -18.80%      11,797                9/30/2001      -14.68%      10,953
    12/31/2001        18.70%      14,004               12/31/2001       10.71%      12,126
     3/31/2002        -4.95%      13,310                3/31/2002        0.27%      12,159
     6/30/2002        -9.31%      12,071                6/30/2002      -13.40%      10,530
     9/30/2002       -15.58%      10,190                9/30/2002      -17.28%       8,710
    12/31/2002         5.67%      10,768               12/31/2002        8.44%       9,445
     3/31/2003        -0.78%      10,684                3/31/2003       -3.15%       9,148
     6/30/2003        12.19%      11,987                6/30/2003       15.39%      10,556
     9/30/2003         5.43%      12,638                9/30/2003        2.65%      10,835
    12/31/2003        12.30%      14,193               12/31/2003       12.18%      12,155
     3/31/2004         5.40%      14,960                3/31/2004        1.69%      12,361

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                                             Average Annual Total Returns(a)
                                           (for periods ended March 31, 2004)

                                      1 YEAR       5 YEARS     SINCE INCEPTION*
                                      ------       -------     ----------------
The Shepherd Street Equity Fund       40.02%         4.37%          7.60%
Standard & Poor's 500 Index           35.12%        (1.20%)         3.93%

--------------------------------------------------------------------------------

*    Initial public offering of shares was October 2, 1998.

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

    SHARES                                                              VALUE
    ------                                                              -----
                 COMMON STOCKS-- 97.9%
                 CONSUMER DISCRETIONARY-- 12.9%
     62,690      Liberty Media Corporation (a) ................      $  686,456
     13,000      Lowe's Companies, Inc. .......................         729,690
     18,000      Sony Corporation - ADR .......................         752,580
     33,000      Time Warner, Inc. (a) ........................         556,380
     14,100      Tribune Company ..............................         711,204
                                                                     ----------
                                                                      3,436,310
                                                                     ----------

                 CONSUMER STAPLES-- 15.4%
     10,000      Anheuser-Busch Companies, Inc. ...............         510,000
      9,000      Colgate-Palmolive Company ....................         495,900
     14,175      PepsiCo, Inc. ................................         763,324
      6,000      Proctor & Gamble Company .....................         629,280
     16,750      SYSCO Corporation ............................         654,087
     14,000      Walgreen Company .............................         461,300
     10,000      Wal-Mart Stores, Inc. ........................         596,900
                                                                     ----------
                                                                      4,110,791
                                                                     ----------

                 ENERGY-- 4.8%
      4,000      Devon Energy Corporation .....................         232,600
    100,000      Dynamic Oil & Gas, Inc. (a) ..................         352,000
     73,882      FX Energy, Inc. (a) ..........................         693,013
                                                                     ----------
                                                                      1,277,613
                                                                     ----------

                 FINANCIALS-- 18.8%
      7,000      American International Group, Inc. ...........         499,450
         11      Berkshire Hathaway, Inc. - Class A (a) .......       1,026,300
     13,500      Capital One Financial Corporation ............       1,018,305
     16,333      Citigroup, Inc. ..............................         844,416
     14,900      Southcoast Financial Corporation (a) .........         342,700
     24,577      Southern Community Financial Corporation .....         275,017
      6,000      Triad Guaranty, Inc. (a) .....................         316,500
     16,000      Washington Mutual, Inc. ......................         683,360
                                                                     ----------
                                                                      5,006,048
                                                                     ----------
                 HEALTH CARE-- 17.0%
      9,000      Amgen, Inc. (a) ..............................         523,530
     14,400      Cardinal Health, Inc. ........................         992,160
     30,000      Given Imaging Ltd. (a) .......................       1,027,500
     19,000      Johnson & Johnson ............................         963,680
     29,000      Pfizer, Inc. .................................       1,016,450
                                                                     ----------
                                                                      4,523,320
                                                                     ----------

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)

    SHARES                                                              VALUE
    ------                                                              -----
                 COMMON STOCKS-- 97.9% (CONTINUED)
                 INDUSTRIALS-- 12.3%
     18,000      Automatic Data Processing, Inc. ..............      $  756,000
      7,000      Avery Dennison Corporation ...................         435,470
     22,500      D. R. Horton, Inc. ...........................         797,175
     25,000      General Electric Company .....................         763,000
     17,000      Waste Management, Inc. .......................         513,060
                                                                     ----------
                                                                      3,264,705
                                                                     ----------

                 INFORMATION TECHNOLOGY-- 11.3%
     20,000      Cisco Systems, Inc. (a) ......................         470,400
     83,000      FalconStor Software, Inc. (a) ................         614,034
     17,000      Intel Corporation ............................         462,400
     35,900      Microsoft Corporation ........................         896,423
     35,000      Seagate Technology (a) .......................         564,550
                                                                     ----------
                                                                      3,007,807
                                                                     ----------
                 TELECOMMUNICATION SERVICES-- 5.4%
    155,000      Level 3 Communications, Inc. (a) .............         623,100
     40,000      Nokia Oyj - ADR ..............................         811,200
                                                                     ----------
                                                                      1,434,300
                                                                     ----------

                 Total Common Stocks (Cost $22,018,066)........    $ 26,060,894
                                                                     ----------

                 MONEY MARKET SECURITIES-- 1.9%
    502,355      First American Treasury Obligation Fund - Class S
                 (Cost $502,355)...............................    $    502,355
                                                                     ----------

                 TOTAL INVESTMENTS AT VALUE-- 99.8%
                 (Cost $22,520,421)............................    $ 26,563,249
                                                                     ----------

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2%..          45,429
                                                                     ----------

                 NET ASSETS-- 100.0%...........................    $ 26,608,678
                                                                     ==========


(a)  Non-income producing security.

ADR - American Depository Receipt


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
Investments in securities:
  At acquisition cost ......................................     $  22,520,421
                                                                 =============

  At market value (Note 1) .................................     $  26,563,249
Receivable for capital shares sold .........................            10,671
Receivable for securities sold .............................           359,779
Dividends receivable .......................................            24,178
                                                                 -------------
  TOTAL ASSETS .............................................        26,957,877
                                                                 -------------
LIABILITIES
  Payable for capital shares redeemed ......................            15,571
  Payable for investment securities purchased ..............           310,918
  Due to Advisor (Note 3) ..................................            16,646
  Accrued distribution fees (Note 3) .......................             5,580
  Other liabilities ........................................               484
                                                                 -------------
       TOTAL LIABILITIES ...................................           349,199
                                                                 -------------

NET ASSETS .................................................     $  26,608,678
                                                                 =============


Net assets consist of:
  Common stock (500,000,000 shares ($.0001 par value)
    authorized, 1,869,035 shares outstanding) ..............     $         187
  Additional paid-in capital ...............................        22,788,468
  Accumulated net investment loss ..........................           (10,059)
  Accumulated net realized losses from security transactions          (212,746)
  Net unrealized appreciation on investments ...............         4,042,828
                                                                 -------------
Net assets .................................................     $  26,608,678
                                                                 =============


Shares of common stock outstanding .........................         1,869,035
                                                                 =============


Net asset value and offering price per share(a) ............     $       14.24
                                                                 =============


(a)  Redemption price varies based on length of time held (Note 1).


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Dividends ................................................     $     130,462
                                                                 -------------

EXPENSES
  Investment advisory fees (Note 3) ........................            48,877
  Service fees (Note 3) ....................................            61,096
  Distribution fees (Note 3) ...............................            30,548
                                                                 -------------

       TOTAL EXPENSES ......................................           140,521
                                                                 -------------

NET INVESTMENT LOSS ........................................           (10,059)
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ............         1,583,761
  Net change in unrealized appreciation/depreciation
   on investments ..........................................         2,360,492
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........         3,944,253
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................     $   3,934,194
                                                                 =============


                See accompanying notes to financial statements.


THE SHEPHERD STREET EQUITY FUND
=============================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED             YEAR
                                                                MARCH 31,           ENDED
                                                                   2004         SEPTEMBER 30,
                                                               (UNAUDITED)          2003
                                                               -----------       -----------
FROM OPERATIONS
  Net investment loss ......................................  $  ( 10,059)      $  ( 28,038)
  Net realized gains (losses) from security transactions ...    1,583,761          (105,745)
  Net change in unrealized appreciation/depreciation
    on investments .........................................    2,360,492         3,670,332
                                                               ----------        ----------
Net increase in net assets from operations .................    3,934,194         3,536,549
                                                               ----------        ----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ................................    2,445,646         8,213,859
  Payment for shares redeemed ..............................     (915,841)       (1,990,914)
                                                               ----------        ----------
Net increase in net assets from capital share transactions..    1,529,805         6,222,945
                                                               ----------        ----------

TOTAL INCREASE IN NET ASSETS ...............................    5,463,999         9,759,494

NET ASSETS
  Beginning of period ......................................   21,144,679        11,385,185
                                                               ----------        ----------
  End of period ............................................ $ 26,608,678      $ 21,144,679
                                                               ==========        ==========

CAPITAL SHARE ACTIVITY
  Sold .....................................................      179,646           760,979
  Redeemed .................................................      (67,731)         (177,845)
                                                               ----------        ----------
  Net increase in shares outstanding .......................      111,915           583,134
  Shares outstanding at beginning of period ................    1,757,120         1,173,986
                                                               ----------        ----------
  Shares outstanding at end of period ......................    1,869,035         1,757,120
                                                               ==========        ==========


                See accompanying notes to financial statements.


THE SHEPHERD STREET EQUITY FUND
========================================================================================================================
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                      SIX  MONTHS
                                         ENDED        YEAR          YEAR           YEAR          YEAR         PERIOD
                                        MARCH 31,     ENDED         ENDED          ENDED         ENDED        ENDED
                                          2004       SEPT. 30,     SEPT. 30,      SEPT. 30,     SEPT. 30,     SEPT. 30,
                                      (UNAUDITED)      2003          2002           2001          2000        1999(a)
                                      ----------    ----------    ----------     ----------    ----------    ----------
Net asset value at beginning
  of period .......................   $   12.03     $   9.70     $   11.23      $   14.81      $   12.84     $   10.00
                                      ----------    ----------    ----------     ----------    ----------    ----------

Income (loss) from investment
operations:
  Net investment income (loss) ....       (0.01)       (0.02)        (0.04)         (0.04)         (0.04)         0.01
  Net realized and unrealized gains
   (losses) on investments ........        2.22         2.35         (1.49)         (3.08)          2.26          2.83
                                      ----------    ----------    ----------     ----------    ----------    ----------
Total from investment operations ..        2.21         2.33         (1.53)         (3.12)          2.22          2.84
                                      ----------    ----------    ----------     ----------    ----------    ----------

Less distributions:
  Dividends from net
    investment income .............          --           --            --             --          (0.01)           --
  Distributions from net
    realized gains ................          --           --            --          (0.46)         (0.24)           --
                                      ----------    ----------    ----------     ----------    ----------    ----------
Total distributions ...............          --           --            --          (0.46)         (0.25)           --
                                      ----------    ----------    ----------     ----------    ----------    ----------

Net asset value at end of period ..   $   14.24     $  12.03     $    9.70      $   11.23      $   14.81     $   12.84
                                      ==========    ==========   ===========     ==========    ==========    ==========

Total return(b) ...................       18.37%(c)    24.02%       (13.62%)       (21.69%)        17.32%        28.40%
                                      ==========    ==========   ===========     ==========    ==========    ==========

Net assets at end of period (000's)   $  26,609     $ 21,145     $  11,385      $  10,570      $   9,658     $   5,707
                                      ==========    ==========   ===========     ==========    ==========    ==========


Ratio of expenses to average
  net assets ......................        1.15%(d)     1.15%         1.15%          1.16%          1.25%         1.25%(d)
Ratio of net investment income
 (loss) to average net assets .....     ( 0.08%)(d)    (0.17%)       (0.33%)        (0.36%)        (0.37%)        0.10%(d)
Portfolio turnover rate ...........          96%(d)       70%           65%            68%            73%           28%(d)

(a) Represents the period from the commencement of operations (October 2, 1998) through September 30, 1999.

(b) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Annualized.


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2004 and September 30, 2003, proceeds from redemption fees totaled $325 and $355, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the periods ended March 31, 2004 and September 30, 2003.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2004 was as follows:

--------------------------------------------------------------------------------

Cost of portfolio investments ..........................  $   22,568,632
                                                          ==============

Gross unrealized appreciation ..........................  $    5,183,270
Gross unrealized depreciation ..........................     ( 1,188,653)
                                                          --------------
Net unrealized appreciation ............................  $    3,994,617
                                                          --------------
Accumulated ordinary loss ..............................        ( 10,059)
Capital loss carryforwards .............................     ( 1,741,804)
Post-October losses ....................................           ( 218)
Other gains ............................................       1,577,487
                                                          --------------
Total distributable earnings ...........................  $    3,820,023
                                                          ==============
--------------------------------------------------------------------------------


The capital loss carryforwards for federal income tax purposes expire as follows:

                        Amount                Expires September 30,
                       --------              -----------------------
                     $   262,250                       2009
                         540,720                       2010
                         938,834                       2011
                     -----------
                     $ 1,741,804
                     ===========

In addition, the Fund had net realized capital losses of $218 during the period November 1, 2002 through September 30, 2003, which are treated for federal income tax purposes as arising during the Fund's tax-year ending September 30, 2004. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

2.   INVESTMENT TRANSACTIONS

During the six months ended March 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $12,544,179 and $11,553,322, respectively.

3.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the six months ended March 31, 2004, the Advisor received fees of $48,877 under the Advisory Agreement.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2004, the Advisor received fees of $61,096 under the Servicing Agreement.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2004, the Advisor received payments from the Fund of $30,548.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor or of Ultimus.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)

4.   BANK LINE OF CREDIT

The Fund has an unsecured $150,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of March 31, 2004, the Fund had no outstanding borrowings under the line of credit.

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







                     (This page intentionally left blank.)

                              INVESTMENT ADVISOR:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612







A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange Commission's
                         website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     The Shepherd Street Funds, Inc.
              --------------------------------------------------------




By (Signature and Title)*     /s/ David B. Rea
                           -------------------------------------------
                              David B. Rea, President


Date     May 28, 2004
       ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ David B. Rea
                           -------------------------------------------
                              David B. Rea, President


Date     May 28, 2004
       ---------------------





By (Signature and Title)*     /s/ Jeffrey C. Howard
                           -------------------------------------------
                              Jeffrey C. Howard, Treasurer


Date     May 28, 2004
       ---------------------



* Print the name and title of each signing officer under his or her signature.